As filed with the Securities and Exchange Commission on May 8, 2013

Securities Act File No. 333-59745

Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 71	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 72 (Check appropriate box or boxes)	☒

ING FUNDS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert, LLP 1900 K Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on May 31, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING FUNDS TRUST

EXPLANATORY NOTE

This Post-Effective Amendment No. 71 to the Registration Statement (“Amendment”) on Form N-1A of ING Funds Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 59, 64, 67, 68, 69, and 70 from May 8, 2013 to May 31, 2013 for the new Class R6 shares for ING Intermediate Bond Fund, a series of the Registrant.  The Registrant will not proceed with registration of Class R6 shares of ING Floating Rate Fund and ING GNMA Income Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 8th day of May, 2013.

ING FUNDS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date
		Interested Trustee and President and Chief Executive Officer	May 8, 2013
Shaun P. Mathews*
		Senior Vice President Chief/Principal Financial Officer and Assistant Secretary	May 8, 2013
Todd Modic*
		Trustee	May 8, 2013
John V. Boyer*
		Trustee	May 8, 2013
Patricia W. Chadwick*
		Trustee	May 8, 2013
J. Michael Earley*
		Trustee	May 8, 2013
Colleen D. Baldwin*
		Trustee	May 8, 2013
Patrick W. Kenny *
		Interested Trustee	May 8, 2013
Robert W. Crispin*
		Trustee	May 8, 2013
Sheryl K. Pressler*
		Trustee	May 8, 2013
Peter S. Drotch*
		Trustee	May 8, 2013
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

*

Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee were filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 30, 2012 and incorporated herein by reference.